Fair Value Measurements - Level 3 Reconciliation of Common stock warrant liabilities (Details) $ in Thousands	2 Months Ended
Sep. 30, 2024 USD ($)
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)	$ 17,005
Fair value measurement adjustments	(3,255)
Balance (end of period)	13,750
PIPE Pre-funded warrants
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)	4,442
Fair value measurement adjustments	(2,720)
Balance (end of period)	1,722
Convert Warrants
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)	2,996
Fair value measurement adjustments	(2,253)
Balance (end of period)	$ 743